Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	As of December 31,
	2023	2024
	HK$	HK$	US$
Cash at banks	3,660,213	30,522,014	3,929,350
Short-term fixed deposits	—	11,700,000	1,506,238
Cash and bank balances	3,660,213	42,222,014	5,435,588

Schedule of Currency Profiles of the Group’s Cash and Bank Balances

The currency profiles of the Group’s cash and bank balances as at the end of each reporting year are as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Hong Kong Dollar	3,660,213	1,442,164	185,662
United States Dollar	—	40,779,850	5,249,926
	3,660,213	42,222,014	5,435,588